Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Dec. 30, 2011	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Sources of income before income taxes [Abstract]
Domestic entities				$ (71)	$ (1,854)	$ 438
Entities outside the United States				520	(2,633)	389
Income (loss) from continuing operations before taxes	211	40		449	(4,487)	827
Income tax expense (benefit) on income from continuing operations, deferred [Abstract]
Total Deferred				101	(117)	101
Total income tax expense (benefit)	66	19		(49)	(96)	194
Interest and penalties for uncertain tax positions included in current provision (benefit)				10	(53)	5
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Statutory rate				35.00%	(35.00%)	35.00%
State income tax, net of federal tax				(0.90%)	(0.30%)	1.20%
Change in uncertain tax positions				1.30%	0.60%	(3.00%)
Foreign tax rate differential				(71.50%)	(0.80%)	(5.70%)
Income tax credits				(0.10%)	(1.00%)	(9.00%)
Valuation allowance				82.30%	17.90%	2.60%
Change in entity tax status				(0.40%)	(0.70%)	0.00%
Loss on sale of securities				55.20%	0.00%	0.00%
Tax audit settlements				0.00%	(2.50%)	0.00%
Goodwill impairment				0.00%	18.70%	0.00%
Other items, net				(1.40%)	1.00%	2.40%
Effective tax rate	31.30%		47.50%	(10.90%)	(2.10%)	23.50%
Available-for-sale Securities, Gross Realized Gain (Loss)				640
Disposition of Asset, Amount				248
Deferred tax assets [Abstract]
Tax loss/credit carryforwards				1,110		899
Accrued interest				47		52
State taxes				13		13
Foreign gain/loss on exchange				14		6
Other assets				111		92
Total Deferred Tax Assets				1,853		1,767
Valuation allowance				(1,298)		(951)
Net Assets				555		816
Deferred tax liabilities [Abstract]
Depreciation and amortization				(322)		(387)
Contract accounting				(53)		(90)
Investment basis differences				(128)		(128)
Other liabilities				(75)		(65)
Total Deferred Tax Liabilities				(578)		(670)
Total Deferred Tax Assets (Liabilities)				(23)		146
Net Assets				24	19
Income taxes receivable included in receivables				239	98
Non-current deferred tax assets included in other assets				184	272
Non-current income taxes receivable included in other assets				70	154
Current portion of deferred tax liabilities included in income taxes payable and deferred income taxes				0	46
Current portion of income taxes payable				41	11
Current liability for uncertain tax positions				8	0
Non-current liability for uncertain tax positions				270	257
Deferred Tax Liabilities, Noncurrent				231	99
Accrued Income Taxes, Noncurrent				0	1
Valuation Allowance, Deferred Tax Asset, Change in Amount				347
Cumulative Undistributed Earnings Of Foreign Subsidiaries				2,977
Range of Possible Reduction in Liability for Uncertain Tax Positions, Maximum	9
Employee benefits				558		705
GERMANY
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Valuation allowance				17.00%
Change in Deferred Tax Assets Valuation Allowance, Amount				77.0
Foreign Tax Assets [Member]
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Valuation allowance				6.10%
Change in Deferred Tax Assets Valuation Allowance, Amount				27.6
Gains (Losses) on Sales of Assets [Member]
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Valuation allowance				2.60%
Change in Deferred Tax Assets Valuation Allowance, Amount				11.5
Capital Loss Carryforward [Member]
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Valuation allowance				6.60%
Change in Deferred Tax Assets Valuation Allowance, Amount				29.6
Securities Investment [Member] | LUXEMBOURG | Foreign Tax Authority [Member]
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Valuation allowance				53.50%
Change in Deferred Tax Assets Valuation Allowance, Amount				240.5
Previously Reported
Income tax expense (benefit) on income from continuing operations, current [Abstract]
Federal				(330)	(84)	(15)
State				(5)	10	17
Foreign				174	94	96
Total Current				(161)	20	98
Income tax expense (benefit) on income from continuing operations, deferred [Abstract]
Federal				90	(143)	84
State				(16)	(22)	7
Foreign				38	49	5
Total Deferred				112	(116)	96
Total income tax expense (benefit)				$ (49)	$ (96)	$ 194